Net finance (costs) income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net finance (costs) income:
Interest income	$ 1,520	$ 362
Foreign exchange gain		384
Finance income	1,520	746
Interest expense on lease liabilities	(16)
Interest paid	(14)	(5)
Foreign exchange loss	(1,856)
Finance costs	(1,886)	(5)
Net finance (costs) income	$ (366)	$ 741